UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: February 29, 2016

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 82.9%
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	550,000	$589,151

Asset-Backed & Securitized - 5.9%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17		$125,701	$125,683
Chesapeake Funding LLC, “A”, FRN, 0.878%, 5/07/24 (z)		845,054	844,986
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		2,460,000	2,503,378
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		671,105	680,591
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48		3,104,000	3,140,357
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48		2,500,000	2,549,656
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48		2,234,604	2,332,265
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/39		130,000	131,636
Enterprise Fleet Financing LLC, 0.91%, 9/20/18 (z)		1,060,401	1,059,165
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)		1,321,296	1,316,915
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)		3,503,000	3,547,176
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		1,250,000	1,270,676
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.751%, 6/17/21 (n)		782,806	779,598
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)		619,356	619,346
John Deere Owner Trust , “A2”, 1.15%, 10/15/18		2,175,000	2,174,993
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		3,108,537	3,204,258
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.782%, 6/15/49		213,650	214,687
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.782%, 6/15/49		2,455,705	2,403,024
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.968%, 5/15/21 (n)		1,021,825	1,011,160
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/48		691,382	704,509
Morgan Stanley Capital I Trust, “AM”, FRN, 5.697%, 4/15/49		2,458,000	2,479,629
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17 (n)		2,680,017	2,677,097
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		1,532,563	1,538,695

			$37,309,480
Automotive - 1.9%
American Honda Finance Corp., 1.375%, 11/10/22	EUR	1,050,000	$1,184,869
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	650,000	651,758
Delphi Automotive PLC, 4.25%, 1/15/26		$1,056,000	1,077,363
Ford Motor Credit Co. LLC, 3.157%, 8/04/20		1,925,000	1,916,942
General Motors Co., 5.2%, 4/01/45		1,208,000	1,043,521
General Motors Financial Co., Inc., 3.1%, 1/15/19		893,000	883,458
General Motors Financial Co., Inc., 3.45%, 4/10/22		758,000	715,036
Grupo Antolin Dutch B.V., 5.125%, 6/30/22 (n)	EUR	180,000	198,750
RCI Banque S.A., 1.25%, 6/08/22	EUR	500,000	537,011
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	600,000	656,953
Toyota Motor Credit Corp., 1%, 3/09/21	EUR	660,000	735,622
Volkswagen Group of America Finance LLC, 2.4%, 5/22/20		$1,310,000	1,242,048
Volkswagen International Finance N.V., 2.5% to 3/20/22, FRN to 12/31/49	EUR	550,000	490,058
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 12/31/49	EUR	600,000	631,497

			$11,964,886
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20		$1,780,000	$1,988,956

Broadcasting - 0.4%
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	1,000,000	$929,111
Omnicom Group, Inc., 3.65%, 11/01/24		$1,000,000	1,003,868
ProSiebenSat.1 Media SE, 2.625%, 4/15/21	EUR	800,000	906,343

			$2,839,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/20		$604,000	$613,222
Intercontinental Exchange, Inc., 3.75%, 12/01/25		993,000	1,027,426

			$1,640,648
Building - 0.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,527,000	$1,599,533
CRH Finance Ltd., 3.125%, 4/03/23	EUR	650,000	794,775
Masco Corp., 4.45%, 4/01/25		$355,000	352,558
Mohawk Industries, Inc., 2%, 1/14/22	EUR	900,000	984,507

			$3,731,373
Business Services - 0.8%
Cisco Systems, Inc., 2.2%, 2/28/21		$1,278,000	$1,290,011
Fidelity National Information Services, Inc., 3.875%, 6/05/24		1,605,000	1,550,891
Fidelity National Information Services, Inc., 5%, 10/15/25		453,000	470,681
MSCI, Inc., 5.75%, 8/15/25 (n)		385,000	415,319
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,630,000	1,649,728

			$5,376,630
Cable TV - 1.3%
CCO Safari II LLC, 6.384%, 10/23/35 (n)		$654,000	$683,091
Comcast Corp., 2.75%, 3/01/23		2,760,000	2,812,556
Comcast Corp., 4.65%, 7/15/42		1,000,000	1,060,319
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		500,000	503,101
Shaw Communications, 5.65%, 10/01/19	CAD	769,000	622,185
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		$70,000	69,825
Sky PLC, 2.5%, 9/15/26	EUR	1,300,000	1,478,367
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	475,994
Time Warner Cable, Inc., 4.5%, 9/15/42		$356,000	290,849

			$7,996,287
Chemicals - 0.6%
CF Industries, Inc., 5.15%, 3/15/34		$1,000,000	$844,246
Huntsman International LLC, 5.125%, 4/15/21	EUR	500,000	492,252
LyondellBasell Industries N.V., 5.75%, 4/15/24		$799,000	894,173
LyondellBasell Industries N.V., 4.625%, 2/26/55		750,000	616,271
Solvay Finance, FRN, 4.199%, 12/31/49	EUR	700,000	724,733
SPCM S.A., 2.875%, 6/15/23 (n)	EUR	103,000	103,882

			$3,675,557
Computer Software - 0.2%
VeriSign, Inc., 4.625%, 5/01/23		$1,000,000	$985,000

Computer Software - Systems - 0.1%
Apple, Inc., 3.6%, 7/31/42	GBP	690,000	$919,593

Conglomerates - 0.6%
DH Europe Finance S.A., 1%, 7/08/19	EUR	705,000	$782,712
General Electric Capital Corp., 3.1%, 1/09/23		$638,000	668,240
General Electric Co., 1.25%, 5/26/23	EUR	325,000	364,689
Roper Industries, Inc., 1.85%, 11/15/17		$2,000,000	1,996,442

			$3,812,083
Consumer Services - 0.7%
Priceline Group, Inc., 2.15%, 11/25/22	EUR	380,000	$418,129
Priceline Group, Inc., 3.65%, 3/15/25		$467,000	466,285

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Services - continued
Priceline Group, Inc., 1.8%, 3/03/27	EUR	500,000	$474,714
Service Corp. International, 5.375%, 5/15/24		$1,507,000	1,603,071
Visa, Inc., 4.15%, 12/14/35		1,285,000	1,363,918

			$4,326,117
Containers - 0.4%
Ball Corp., 5%, 3/15/22		$566,000	$589,348
Ball Corp., 5.25%, 7/01/25		455,000	474,338
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	1,000,000	1,021,219
Sealed Air Corp., 4.5%, 9/15/23 (n)	EUR	625,000	702,003

			$2,786,908
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/22	GBP	500,000	$752,289

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/22		$285,000	$282,803

Electronics - 0.2%
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	1,175,000	$1,264,562

Emerging Market Quasi-Sovereign - 0.8%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,657,000	$1,660,445
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		1,740,000	1,690,410
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		2,000,000	1,937,500

			$5,288,355
Emerging Market Sovereign - 1.3%
Dominican Republic, 8.625%, 4/20/27		$1,394,000	$1,540,370
Republic of Indonesia, 2.875%, 7/08/21	EUR	550,000	599,508
United Mexican States, 6.5%, 6/10/21	MXN	105,200,000	6,048,588

			$8,188,466
Energy - Independent - 0.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17		$1,500,000	$1,522,523
Concho Resources, Inc., 6.5%, 1/15/22		976,000	936,960
Pioneer Natural Resources Co., 3.95%, 7/15/22		559,000	530,574

			$2,990,057
Energy - Integrated - 0.2%
Chevron Corp., 3.326%, 11/17/25		$174,000	$174,365
Shell International Finance B.V., 2.125%, 5/11/20		682,000	664,113
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/31/49	EUR	600,000	571,710

			$1,410,188
Entertainment - 0.4%
Carnival Corp., 1.875%, 12/15/17		$1,106,000	$1,106,951
Carnival Corp., 1.875%, 11/07/22	EUR	1,120,000	1,226,329

			$2,333,280
Financial Institutions - 0.5%
Aercap Ireland Capital Ltd., 4.625%, 10/30/20		$150,000	$152,438
GE Capital International Funding Co., 3.373%, 11/15/25 (n)		1,657,000	1,733,353
Icahn Enterprises LP, 5.875%, 2/01/22		1,589,000	1,386,403

			$3,272,194

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 2.8%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23		$1,335,000	$1,371,867
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/36		1,747,000	1,831,464
Coca-Cola Co., 0.75%, 3/09/23	EUR	450,000	491,630
Coca-Cola Co., 1.125%, 3/09/27	EUR	400,000	429,501
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	575,000	586,269
Constellation Brands, Inc., 4.25%, 5/01/23		$1,301,000	1,348,161
J.M. Smucker Co., 2.5%, 3/15/20		1,182,000	1,191,808
J.M. Smucker Co., 4.375%, 3/15/45		195,000	194,910
Kraft Foods Group, Inc., 2.25%, 6/05/17		2,000,000	2,017,194
Kraft Heinz Co., 5%, 7/15/35 (n)		305,000	317,930
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		600,000	617,873
Mead Johnson Nutrition Co., 3%, 11/15/20		960,000	970,036
PepsiCo, Inc., 2.15%, 10/14/20		2,785,000	2,818,866
PepsiCo, Inc., 3.1%, 7/17/22		1,888,000	1,983,244
SABMiller Holdings, Inc., 1.875%, 1/20/20	EUR	200,000	229,556
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)		$454,000	476,815
Tyson Foods, Inc., 5.15%, 8/15/44		750,000	801,041

			$17,678,165
Food & Drug Stores - 1.0%
CVS Health Corp., 3.375%, 8/12/24		$1,500,000	$1,553,243
CVS Health Corp., 4.875%, 7/20/35		362,000	388,874
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		2,669,000	2,683,357
Walgreens Boots Alliance, Inc., 2.875%, 11/20/20	GBP	850,000	1,185,406
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34		$967,000	872,688

			$6,683,568
Forest & Paper Products - 0.1%
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	750,000	$771,014

Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$1,500,000	$1,629,683

Insurance - 1.1%
Allianz SE, 2.241% to 7/07/25, FRN to 7/07/45	EUR	900,000	$908,790
American International Group, Inc., 4.875%, 6/01/22		$561,000	598,402
American International Group, Inc., 3.75%, 7/10/25		1,186,000	1,163,739
Aviva PLC, 3.375% to 12/04/25, FRN to 12/04/45	EUR	900,000	851,230
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	600,000	690,371
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	750,000	858,232
Old Mutual PLC, 7.875%, 11/03/25	GBP	800,000	1,086,966
Unum Group, 4%, 3/15/24		$1,000,000	995,732

			$7,153,462
Insurance - Health - 0.2%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$1,554,000	$1,596,618

Insurance - Property & Casualty - 0.8%
ACE INA Holdings, Inc., 2.3%, 11/03/20		$318,000	$319,844
ACE INA Holdings, Inc., 2.875%, 11/03/22		740,000	752,971
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	411,814
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	475,000	456,685
CNA Financial Corp., 5.875%, 8/15/20		$1,000,000	1,095,222
Liberty Mutual Group, Inc., 4.25%, 6/15/23		344,000	352,387
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		1,000,000	1,000,843

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
QBE Capital Funding IV LP, 7.5% to 5/24/21, FRN to 5/24/41	GBP	450,000	$658,071

			$5,047,837
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/25, FRN to 12/31/49	EUR	800,000	$802,198
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$769,000	809,303

			$1,611,501
International Market Sovereign - 34.7%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	12,493,000	$10,580,768
Commonwealth of Australia, 3.75%, 4/21/37	AUD	1,700,000	1,352,992
Federal Republic of Germany, 2.5%, 7/04/44	EUR	3,149,000	4,910,096
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,213,000	6,296,690
Government of Canada, 2.5%, 6/01/24	CAD	7,235,000	5,941,416
Government of Canada, 5.75%, 6/01/33	CAD	4,156,000	4,867,895
Government of Canada, 4%, 6/01/41	CAD	1,129,000	1,168,286
Government of Japan, 1.8%, 3/20/43	JPY	656,100,000	7,172,150
Government of Japan, 2.1%, 9/20/24	JPY	50,000,000	528,522
Government of Japan, 0.3%, 12/20/25	JPY	51,500,000	473,112
Government of Japan, 2.2%, 9/20/27	JPY	1,920,900,000	21,302,731
Government of Japan, 1.5%, 3/20/34	JPY	1,594,000,000	16,763,754
Government of Japan, 2.4%, 3/20/37	JPY	800,050,000	9,539,863
Government of Japan, 2%, 3/20/52	JPY	176,700,000	2,049,269
Government of New Zealand, 5.5%, 4/15/23	NZD	6,273,000	4,894,158
Kingdom of Belgium, 4%, 3/28/32	EUR	3,557,000	5,561,150
Kingdom of Denmark, 1.5%, 11/15/23	DKK	10,168,000	1,633,691
Kingdom of Norway, 3.75%, 5/25/21	NOK	44,700,000	5,909,492
Kingdom of Norway, 3%, 3/14/24	NOK	26,028,000	3,420,915
Kingdom of Spain, 5.4%, 1/31/23	EUR	3,726,000	5,227,481
Kingdom of Spain, 5.5%, 7/30/17	EUR	9,077,000	10,646,041
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,964,000	7,442,287
Kingdom of Spain, 5.15%, 10/31/28	EUR	2,372,000	3,518,963
Kingdom of Sweden, 3.5%, 6/01/22	SEK	12,430,000	1,756,447
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,720,000	4,688,945
Republic of Austria, 1.75%, 10/20/23	EUR	791,000	970,408
Republic of France, 6%, 10/25/25	EUR	3,321,000	5,548,281
Republic of France, 4.75%, 4/25/35	EUR	1,591,000	2,794,708
Republic of France, 4.5%, 4/25/41	EUR	1,011,000	1,836,979
Republic of Italy, 5.5%, 9/01/22	EUR	6,255,000	8,807,135
Republic of Italy, 5.25%, 8/01/17	EUR	14,314,000	16,740,187
Republic of Italy, 3.75%, 3/01/21	EUR	8,599,000	10,866,059
Republic of Italy, 4.75%, 9/01/28	EUR	2,372,000	3,451,326
Republic of Portugal, 4.95%, 10/25/23	EUR	3,468,000	4,378,629
United Kingdom Treasury, 5%, 3/07/18	GBP	735,000	1,121,823
United Kingdom Treasury, 8%, 6/07/21	GBP	717,000	1,373,427
United Kingdom Treasury, 4.25%, 12/07/27	GBP	2,537,000	4,566,632
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,310,000	4,331,803
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,320,000	3,856,576
United Kingdom Treasury, 3.75%, 7/22/52	GBP	874,000	1,683,780
United Kingdom Treasury, 4%, 1/22/60	GBP	398,000	846,070

			$220,820,937
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	558,000	$410,536
Province of Manitoba, 4.15%, 6/03/20	CAD	490,000	403,803

			$814,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - 3.3%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		$1,764,000	$1,755,108
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	400,000	538,073
Bank of America Corp., 5.2% to 6/01/23, FRN to 12/31/49		$2,000,000	1,817,500
Bank of America Corp., FRN, 6.1%, 12/31/49		541,000	524,770
Barclays Bank PLC, 6%, 1/14/21	EUR	450,000	550,479
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	300,000	433,525
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	492,978
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 12/31/49	EUR	500,000	608,516
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$534,000	549,747
Goldman Sachs Group, Inc., 4%, 3/03/24		2,000,000	2,070,978
Huntington National Bank, 2.4%, 4/01/20		540,000	536,299
ING Bank N.V., 5.8%, 9/25/23 (n)		1,034,000	1,107,872
JPMorgan Chase & Co., 4.25%, 10/15/20		2,000,000	2,135,592
Morgan Stanley, 2.2%, 12/07/18		709,000	711,320
Morgan Stanley, 5.5%, 7/28/21		484,000	542,830
Morgan Stanley, 3.95%, 4/23/27		650,000	627,806
Nationwide Building Society, 1.25%, 3/03/25	EUR	700,000	730,843
PNC Bank N.A., 2.6%, 7/21/20		$2,435,000	2,474,863
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	579,825
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/24	EUR	700,000	732,232
Wells Fargo & Co., 4.1%, 6/03/26		$1,000,000	1,032,772
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		424,000	448,931

			$21,002,859
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 3.734%, 12/15/24		$1,000,000	$1,032,810
Becton, Dickinson and Co., 4.685%, 12/15/44		258,000	266,202
Davita Healthcare Partners, Inc., 5%, 5/01/25		270,000	269,325
HCA, Inc., 4.75%, 5/01/23		1,301,000	1,322,141
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		300,000	298,288
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		1,026,000	967,443
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		2,000,000	2,009,824

			$6,166,033
Medical Equipment - 0.5%
Medtronic, Inc., 3.5%, 3/15/25		$1,900,000	$1,994,937
Zimmer Holdings, Inc., 4.25%, 8/15/35		1,209,000	1,123,219

			$3,118,156
Metals & Mining - 0.8%
Barrick North America Finance LLC, 5.75%, 5/01/43		$751,000	$618,544
Cameco Corp., 5.67%, 9/02/19	CAD	775,000	622,274
Glencore Finance Europe, 6.5%, 2/27/19	GBP	250,000	334,305
Glencore Finance Europe S.A., 1.25%, 3/17/21	EUR	1,500,000	1,307,731
Kinross Gold Corp., 5.95%, 3/15/24		$1,268,000	1,014,400
Southern Copper Corp., 5.25%, 11/08/42		1,000,000	747,232
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	400,000	445,245

			$5,089,731
Midstream - 1.9%
APT Pipelines Ltd., 5%, 3/23/35 (n)		$799,000	$733,760
Dominion Gas Holdings LLC, 2.8%, 11/15/20		915,000	926,631
Energy Transfer Equity LP, 7.5%, 10/15/20		1,421,000	1,300,215
Energy Transfer Partners LP, 5.15%, 2/01/43		750,000	547,546
Energy Transfer Partners LP, 5.15%, 3/15/45		790,000	574,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 1.65%, 5/07/18		$887,000	$856,967
Enterprise Products Operating LLC, 3.9%, 2/15/24		1,000,000	946,279
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/45		156,000	129,504
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		2,000,000	1,754,200
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	400,000	350,227
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	906,000	564,713
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		$1,500,000	1,383,750
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25		129,000	117,068
Williams Cos., Inc., 3.7%, 1/15/23		1,300,000	962,000
Williams Partners LP, 4.875%, 3/15/24		1,000,000	798,558

			$11,946,014
Mortgage-Backed - 1.7%
Fannie Mae, 3.99%, 7/01/21		$554,656	$611,268
Fannie Mae, 4%, 9/01/40 - 7/01/43		499,150	533,832
Fannie Mae, 4.68%, 9/01/19		200,000	220,713
Fannie Mae, 4.26%, 12/01/19		181,842	197,847
Fannie Mae, 4.88%, 3/01/20		535,280	574,448
Fannie Mae, 2.77%, 3/01/22		371,204	388,847
Fannie Mae, 4%, 11/01/41 - 2/01/45		2,097,290	2,241,690
Freddie Mac, 4%, 4/01/44		184,642	197,388
Freddie Mac, 1.426%, 8/25/17		499,167	500,829
Freddie Mac, 1.883%, 5/25/19		2,440,000	2,472,842
Freddie Mac, 2.637%, 1/25/23		2,595,000	2,679,785
Freddie Mac, 3.32%, 2/25/23		12,000	12,957

			$10,632,446
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,600,000	$1,512,000

Network & Telecom - 1.2%
AT&T, Inc., 2.45%, 6/30/20		$816,000	$810,871
British Telecommunications PLC, 5.75%, 12/07/28	GBP	400,000	678,064
OTE PLC, 3.5%, 7/09/20	EUR	725,000	697,597
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	300,000	397,731
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	600,000	719,140
Verizon Communications, Inc., 2.625%, 2/21/20		$2,000,000	2,026,924
Verizon Communications, Inc., 4.5%, 9/15/20		500,000	543,710
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	700,000	797,628
Verizon Communications, Inc., 6.55%, 9/15/43		$1,000,000	1,219,271

			$7,890,936
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/45		$653,000	$523,889

Other Banks & Diversified Financials - 1.6%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	930,000	$1,022,726
Bankia S.A., 3.5%, 1/17/19	EUR	600,000	678,722
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	500,000	580,570
CaixaBank S.A., 5% to 11/14/18, FRN to 11/14/23	EUR	500,000	548,548
Capital One Financial Corp., 2.35%, 8/17/18		$2,361,000	2,350,038
Capital One Financial Corp., 3.2%, 2/05/25		791,000	758,952
Discover Financial Services, 3.95%, 11/06/24		1,000,000	978,905
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)		1,156,000	1,417,059
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	350,000	534,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26 (z)		$577,000	$550,424
KBC Groep N.V., 1.875% to 3/11/22, FRN to 3/11/27	EUR	600,000	627,790

			$10,048,415
Pharmaceuticals - 2.3%
AbbVie, Inc., 2.5%, 5/14/20		$928,000	$929,063
Actavis Funding SCS, 3.8%, 3/15/25		466,000	479,721
Actavis Funding SCS, 4.85%, 6/15/44		1,732,000	1,777,539
Allergan PLC, 1.875%, 10/01/17		1,000,000	1,000,813
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	700,000	762,410
Biogen, Inc., 5.2%, 9/15/45		$883,000	904,481
Celgene Corp., 2.875%, 8/15/20		3,201,000	3,238,497
Gilead Sciences, Inc., 3.7%, 4/01/24		1,000,000	1,054,399
Gilead Sciences, Inc., 4.75%, 3/01/46		644,000	679,066
Johnson & Johnson, 2.05%, 3/01/23		774,000	774,645
Mylan, Inc., 2.6%, 6/24/18		2,000,000	1,982,604
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		938,000	858,270

			$14,441,508
Railroad & Shipping - 0.4%
Canadian Pacific Railroad Co., 4.8%, 9/15/35		$2,338,000	$2,365,472

Real Estate - Apartment - 0.3%
ERP Operating LP, REIT, 4.625%, 12/15/21		$598,000	$660,867
Vonovia Finance B.V., 2.125%, 7/09/22	EUR	650,000	731,182
Vonovia Finance B.V., 4.625% to 4/08/19, FRN to 4/08/74	EUR	500,000	543,474

			$1,935,523
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/18		$1,000,000	$1,036,138

Real Estate - Retail - 0.3%
Hammerson PLC, 2.75%, 9/26/19	EUR	450,000	$521,640
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$1,000,000	1,225,258

			$1,746,898
Restaurants - 0.2%
McDonald’s Corp., 4.875%, 12/09/45		$1,030,000	$1,087,140
YUM! Brands, Inc., 5.35%, 11/01/43		464,000	336,400

			$1,423,540
Retailers - 1.1%
Best Buy Co., Inc., 5.5%, 3/15/21		$1,208,000	$1,242,730
Gap, Inc., 5.95%, 4/12/21		1,609,000	1,674,610
Home Depot, Inc., 3.35%, 9/15/25		2,338,000	2,484,588
Home Depot, Inc., 4.875%, 2/15/44		750,000	842,087
L Brands, Inc., 6.875%, 11/01/35 (n)		197,000	209,313
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	400,000	589,860

			$7,043,188
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/21		$1,000,000	$1,086,896
Ecolab, Inc., 2.625%, 7/08/25	EUR	325,000	378,286

			$1,465,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Supermarkets - 0.2%
Casino Guichard Perrachon S.A., 4.726%, 5/26/21	EUR	500,000	$568,591
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	776,000	641,562
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	250,000	307,082

			$1,517,235
Supranational - 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	590,000	$468,301
International Finance Corp., 3.25%, 7/22/19	AUD	855,000	627,260

			$1,095,561
Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	750,000	$993,278
American Tower Corp., REIT, 5%, 2/15/24		$1,500,000	1,598,415
Crown Castle International Corp., 5.25%, 1/15/23		1,400,000	1,482,250
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,563,000	1,469,220
T-Mobile USA, Inc., 6.25%, 4/01/21		1,546,000	1,619,435
Wind Acquisition Finance S.A., 4%, 7/15/20	EUR	450,000	473,623

			$7,636,221
Telephone Services - 0.2%
TDC A.S., 3.5% to 2/26/21, FRN to 12/31/49	EUR	1,000,000	$946,429
TELUS Corp., 5.05%, 7/23/20	CAD	785,000	643,590

			$1,590,019
Tobacco - 0.5%
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)		$1,341,000	$1,395,686
Philip Morris International, Inc., 4.875%, 11/15/43		750,000	840,392
Reynolds American, Inc., 3.25%, 6/12/20		249,000	258,930
Reynolds American, Inc., 4%, 6/12/22		391,000	421,417
Reynolds American, Inc., 4.45%, 6/12/25		292,000	317,074

			$3,233,499
Transportation - Services - 0.4%
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)		$153,000	$142,188
Heathrow Funding Ltd., 4.625%, 10/31/46	GBP	275,000	413,193
Hit Finance B.V., 4.875%, 10/27/21	EUR	450,000	590,642
Stagecoach Group PLC, 4%, 9/29/25	GBP	900,000	1,263,829

			$2,409,852
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/33		$921,235	$926,824

U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds, 4.5%, 8/15/39		$3,750,000	$5,156,689
U.S. Treasury Bonds, 3.625%, 2/15/44 (f)		4,049,000	4,932,188
U.S. Treasury Notes, 1.125%, 6/15/18		1,696,000	1,707,528

			$11,796,405
Utilities - Electric Power - 1.3%
Dominion Resources, Inc., 2.5%, 12/01/19		$1,000,000	$1,007,511
E.CL S.A., 4.5%, 1/29/25 (n)		1,920,000	1,925,768
E.On International Finance, 6.375%, 6/07/32	GBP	300,000	492,748
EDP Finance B.V., 4.9%, 10/01/19 (n)		$600,000	606,120
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	571,121
Enel S.p.A., 6.25%, 6/20/19	GBP	350,000	549,985
Enel S.p.A., 8.75% to 9/24/23, FRN to 9/24/73 (n)		$1,000,000	1,087,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/76	GBP	390,000	$535,358
PPL Capital Funding, Inc., 5%, 3/15/44		$750,000	788,972
Southern Electric Power Distribution PLC, 4.625%, 2/20/37	GBP	300,000	459,022

			$8,024,105
Total Bonds			$527,148,958

Money Market Funds - 18.3%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)		116,497,664	$116,497,664
Total Investments			$643,646,622

Other Assets, Less Liabilities - (1.2)%			(7,548,205)
Net Assets - 100.0%			$636,098,417

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,290,231, representing 6.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding LLC, “A”, FRN, 0.878%, 5/07/24	1/29/15	$844,937	$844,986
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	1,097,350	1,021,219
Enterprise Fleet Financing LLC, 0.91%, 9/20/18	2/04/16	1,059,429	1,059,165
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26	1/08/16	577,000	550,424
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	847,125	771,014
Total Restricted Securities			$4,246,808
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

Portfolio of Investments (unaudited) – continued

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/29/16

Forward Foreign Currency Exchange Contracts at 2/29/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Merrill Lynch International	6,403,984	4/15/16	$4,504,329	$4,733,359	$229,030
BUY	CZK	Citibank N.A.	14,293,000	4/15/16	573,774	575,074	1,300
BUY	EUR	Brown Brothers Harriman	392,127	4/15/16	425,069	427,165	2,096
BUY	EUR	Goldman Sachs International	9,174,919	4/15/16	9,973,145	9,994,725	21,580
BUY	EUR	JPMorgan Chase Bank N.A.	1,395,000	4/15/16	1,519,122	1,519,647	525
SELL	EUR	Barclays Bank PLC	321,000	4/15/16	350,390	349,682	708
SELL	EUR	BNP Paribas S.A.	922,795	4/15/16	1,006,506	1,005,249	1,257
SELL	EUR	Citibank N.A.	779,000	4/15/16	862,867	848,606	14,261
SELL	EUR	Deutsche Bank AG	7,210,809	3/18/16-4/15/16	7,953,004	7,848,702	104,302
SELL	EUR	Deutsche Bank AG	2,749,448	4/15/16	3,022,521	2,995,119	27,402
SELL	EUR	Goldman Sachs International	741,000	4/15/16	830,179	807,211	22,968
SELL	EUR	JPMorgan Chase Bank N.A.	300,000	4/15/16	326,837	326,806	31
SELL	EUR	JPMorgan Chase Bank N.A.	5,709,000	4/15/16	6,368,960	6,219,116	149,844
SELL	GBP	BNP Paribas S.A.	304,084	4/15/16	439,178	423,309	15,869
SELL	GBP	Goldman Sachs International	178,000	4/15/16	257,217	247,790	9,427
BUY	ILS	Citibank N.A.	3,267,000	4/15/16	833,634	838,226	4,592
BUY	JPY	Goldman Sachs International	1,831,395,814	4/15/16	15,926,641	16,266,232	339,591
BUY	JPY	UBS AG	2,594,824,700	4/15/16	22,109,205	23,046,914	937,709
SELL	JPY	Deutsche Bank AG	11,830,000	4/15/16	105,946	105,073	873
BUY	KRW	JPMorgan Chase Bank N.A.	8,461,465,000	5/02/16	6,807,019	6,831,880	24,861
SELL	MXN	JPMorgan Chase Bank N.A.	72,298,563	4/15/16	4,024,883	3,972,633	52,250
BUY	MYR	Deutsche Bank AG	8,250,000	3/15/16	1,876,066	1,959,794	83,728
SELL	MYR	JPMorgan Chase Bank N.A.	26,769,000	3/03/16-3/15/16	6,420,930	6,365,469	55,461
BUY	NZD	Citibank N.A.	1,287,000	4/15/16	833,806	845,725	11,919
BUY	NZD	Deutsche Bank AG	3,961,000	4/15/16	2,566,768	2,602,888	36,120
BUY	NZD	Goldman Sachs International	1,980,000	4/15/16	1,283,960	1,301,115	17,155
BUY	NZD	JPMorgan Chase Bank N.A.	1,980,000	4/15/16	1,283,482	1,301,115	17,633
BUY	NZD	Merrill Lynch International	396,000	4/15/16	256,501	260,223	3,722
BUY	PLN	Goldman Sachs International	5,021,000	4/15/16	1,251,379	1,256,428	5,049
BUY	SGD	Deutsche Bank AG	1,425,000	4/15/16	991,925	1,012,456	20,531
BUY	THB	JPMorgan Chase Bank N.A.	51,069,000	3/24/16	1,404,924	1,431,585	26,661
BUY	TRY	Citibank N.A.	2,694,000	4/15/16	870,278	896,807	26,529
BUY	ZAR	UBS AG	15,132,000	4/15/16	892,556	945,083	52,527

							$2,317,511

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	7,170,464	4/15/16	$4,988,026	$5,107,218	$(119,192)
SELL	CAD	Credit Suisse Group	3,063,000	4/15/16	2,184,289	2,263,947	(79,658)
SELL	CAD	Deutsche Bank AG	2,188,000	4/15/16	1,560,383	1,617,210	(56,827)
SELL	CAD	Goldman Sachs International	11,765,687	4/15/16	8,270,457	8,696,340	(425,883)
BUY	CHF	UBS AG	4,774,000	4/15/16	4,799,871	4,792,158	(7,713)
SELL	DKK	Credit Suisse Group	884,502	4/15/16	128,711	129,194	(483)
BUY	EUR	Goldman Sachs International	7,739,409	4/15/16	8,557,372	8,430,948	(126,424)
SELL	EUR	Deutsche Bank AG	100,000	4/15/16	108,864	108,935	(71)
BUY	GBP	Goldman Sachs International	4,452,000	4/15/16	6,363,404	6,197,536	(165,868)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/29/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	JPY	Deutsche Bank AG	3,022,143,917	4/15/16	$26,870,667	$26,842,311	$(28,356)
BUY	JPY	Goldman Sachs International	795,408,698	4/15/16	7,088,206	7,064,722	(23,484)
SELL	JPY	Brown Brothers Harriman	215,000,000	4/15/16	1,889,553	1,909,604	(20,051)
SELL	JPY	Deutsche Bank AG	984,418,123	4/15/16	8,732,763	8,743,481	(10,718)
SELL	JPY	Goldman Sachs International	1,046,939,024	4/15/16	8,936,091	9,298,784	(362,693)
BUY	KRW	JPMorgan Chase Bank N.A.	8,461,465,000	3/03/16	7,004,814	6,841,771	(163,043)
SELL	KRW	JPMorgan Chase Bank N.A.	8,461,465,000	3/03/16	6,818,264	6,841,771	(23,507)
BUY	MYR	Barclays Bank PLC	8,196,000	3/03/16	1,968,300	1,948,949	(19,351)
BUY	MYR	JPMorgan Chase Bank N.A.	18,529,000	3/03/16	4,459,379	4,406,062	(53,317)
BUY	MYR	JPMorgan Chase Bank N.A.	22,000	3/03/16	5,243	5,231	(12)
SELL	NOK	Goldman Sachs International	76,315,604	4/15/16	8,598,457	8,766,835	(168,378)
SELL	NZD	Barclays Bank PLC	1,196,000	4/15/16	769,196	785,926	(16,730)
SELL	NZD	Deutsche Bank AG	5,572,000	4/15/16	3,582,445	3,661,522	(79,077)
SELL	NZD	Goldman Sachs International	1,990,000	4/15/16	1,279,934	1,307,687	(27,753)
SELL	NZD	UBS AG	1,073,000	4/15/16	690,315	705,099	(14,784)
SELL	NZD	Westpac Banking Corp.	5,728,606	4/15/16	3,720,042	3,764,433	(44,391)
BUY	SEK	Goldman Sachs International	11,580,926	4/15/16	1,363,217	1,355,011	(8,206)
BUY	SGD	JPMorgan Chase Bank N.A.	8,970,000	4/15/16	6,415,563	6,373,147	(42,416)
SELL	SGD	Deutsche Bank AG	1,640,000	4/15/16	1,149,369	1,165,213	(15,844)
SELL	SGD	Goldman Sachs International	4,097,000	4/15/16	2,870,660	2,910,901	(40,241)
SELL	SGD	JPMorgan Chase Bank N.A.	2,099,000	4/15/16	1,470,757	1,491,331	(20,574)
SELL	SGD	Merrill Lynch International	1,229,000	4/15/16	861,236	873,199	(11,963)

							$(2,177,008)

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bund 10 yr (Long)	EUR	32	$5,798,850	March - 2016	$323,959

At February 29, 2016, the fund had cash collateral of $300,000 and other liquid securities with an aggregate value of $104,759 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 29, 2016, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$12,723,229	$—	$12,723,229
Non-U.S. Sovereign Debt	—	237,004,820	—	237,004,820
U.S. Corporate Bonds	—	160,133,192	—	160,133,192
Residential Mortgage-Backed Securities	—	10,632,446	—	10,632,446
Commercial Mortgage-Backed Securities	—	23,153,361	—	23,153,361
Asset-Backed Securities (including CDOs)	—	14,156,119	—	14,156,119
Foreign Bonds	—	69,345,791	—	69,345,791
Mutual Funds	116,497,664	—	—	116,497,664
Total Investments	$116,497,664	$527,148,958	$—	$643,646,622

Other Financial Instruments
Futures Contracts	$323,959	$—	$—	$323,959
Forward Foreign Currency Exchange Contracts	—	140,503	—	140,503

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$667,105,313
Gross unrealized appreciation	8,424,258
Gross unrealized depreciation	(31,882,949)
Net unrealized appreciation (depreciation)	$(23,458,691)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	58,326,169	96,536,530	(38,365,035)	116,497,664

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,337	$116,497,664

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2016, are as follows:

United States	50.3%
Japan	9.5%
Italy	7.3%
United Kingdom	5.0%
Spain	4.5%
Germany	3.9%
Canada	3.2%
France	2.9%
Australia	2.1%
Other Countries	11.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.